Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

On May 10, 2023, the partnership agreement between the Company and Lyfe Medical I, LLC was terminated by mutual agreement.

On May 12, 2023 the joint venture agreement between the Company and Ginekaliks Dooel Skopje was terminated by mutual agreement.

Subsequent to quarter end the Company effected a 1-for-20 reverse stock split of its outstanding common stock and proportionate decrease in its authorized common stock to 6,250,000 shares, please see Note 11 for more details.

Note 16 – Subsequent Events

January and March 2023 Convertible Note and Warrant Financings

In January and March 2023, we sold unsecured convertible notes of the Company in the aggregate original principal amount of $410,000 (the “Convertible Notes”) with a fixed conversion prices of $10.00 (for the $275,000 of January 2023 Notes) and $12.00 (for the $135,000 of March 2023 Notes) and (ii) 5-year warrants (the “Note Warrants”) to purchase 19,375 shares of the Company’s common stock at an exercise price of $20.00 (subject to adjustments) (the “Note and Warrant Private Placement”). The proceeds were used for working capital and general corporate purposes.

Interest on the Convertible Notes accrues at a rate of ten percent (10%) per annum and is payable at the holder’s option either in cash or in shares of the Company’s common stock at the conversion price set forth in the Convertible Notes on December 31, 2023, unless converted earlier.

All amounts due under the Convertible Notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Company’s common stock at a fixed conversion price for the Notes as described above.

Upon any issuance by the Company of any of its equity securities in an underwritten offering, including Common Stock, for cash consideration, indebtedness or a combination thereof after the date hereof (a “Subsequent Equity Financing”), each holder shall have the option to convert the outstanding principal and accrued but unpaid interest of its Convertible Note into the number of fully paid and non-assessable shares of securities issued in the Subsequent Equity Financing equal to the product of unpaid principal, together with the balance of unpaid and accrued interest and other amounts payable hereunder, divided by the price per share paid by the investors in the Subsequent Equity Financing multiplied by 80%, provided however, that any conversion shall only be allowed if the Subsequent Equity Financing conversion price is equal to or greater than the Minimum Price (as defined in the Convertible Notes) including an appropriate allocation any warrants offered.

A Convertible Note may not be converted and shares of common stock may not be issued under the Convertible Notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding ordinary shares.

The Company may prepay the Convertible Notes at any time in whole or in part by paying a s sum of money equal to 100% of the principal amount to be redeemed, together with accrued and unpaid interest.

The Company entered into a registration rights agreement with the holders of and of even date with the Convertible Notes (the “Note RRA”). Pursuant to the terms of Note RRA, if the Company determines to register any of its securities, either for its own account or the account of a security holder or holders, other than (i) a registration relating solely to employee benefit plans on Form S-8 (or any successor form) or (ii) a registration relating solely to a Commission Rule 145 transaction on Form S-4 (or any successor form), the Company will include in such registration, and in any underwriting involved therein, the shares underlying the Convertible Notes and Note Warrants delivered pursuant to the Note and Warrant Purchase Agreements, subject to, in the case of an underwritten registration, the discretion of the managing underwriter to reduce any or all piggyback registration shares if in its good faith judgment such inclusion would affect the successful marketing of the underwritten offering.

February 2023 Convertible Debentures

On February 3, and February 17, 2023, the Company entered into securities purchase agreements (the “February Purchase Agreements”) with accredited investors (the “February Investors”) for the purchase of (i) convertible debentures of the Company in the aggregate original principal amount of $500,000 (the “February Debentures”) for a purchase price of $450,000, (ii) warrants (the “February Warrant”) to purchase 12,500 shares (the “February Warrant Shares”) of the Company’s common stock par value $0.0001 per share (“Common Stock”) at an exercise price of $15.00 per share, and (iii) 4,167 shares of Common Stock (the “February Commitment Shares”) issued as an inducement for issuing the Debentures. The proceeds, net of placement agent and legal fees, are being used for working capital and general corporate purposes.

Pursuant to the February Debentures, interest on the February Debentures accrues at a rate of eight percent (8%) per annum and is payable at maturity, one year from the date of the February Debentures.

All amounts due under the February Debentures are convertible at any time after the issuance date, in whole or in part, at the option of the February Investors into Common Stock at an initial price of $10.40 per share. This conversion price is subject to adjustment for stock splits, combinations or similar events and anti-dilution provisions, among other adjustments and is subject to a floor price.

The Company may prepay the February Debentures at any time in whole or in part by paying a sum of money equal to 105% of the principal amount to be redeemed, together with accrued and unpaid interest.

While any portion of each February Debenture remains outstanding, if the Company receives cash proceeds of more than $2,000,000 (the “Minimum Threshold”) in the aggregate from any source or series of related or unrelated sources, the February Investors shall have the right in their sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company above the Minimum Threshold to repay the outstanding amounts owed under the February Debentures.

The Company entered into a Registration Rights Agreement (the “February RRA”) with the February Investor that signed its purchase agreement on February 3, 2023 (the “Feb 3 Investor”). Pursuant to the terms of February RRA, the Company has agreed to file with the SEC an initial registration statement on Form S-3 (or Form S-1 if S-3 is not available) covering the resale of all of the securities acquired by the Feb 3 Investor under its February Purchase Agreement. The filing of such initial registration statement is to occur within 90 days of February 3, 2023.

On March 31, 2023, having received notice from the February Investor that signed its purchase agreement on February 17, 2023 (the “Feb 17 Investor”) requesting repayment of its February Debenture, the Company paid the Feb 17 Investor $170,000, including interest and the prepayment premium. After such payment, the principal due the Feb 17 Investor under its debenture was reduced from $200,000 to $39,849.

On April 3, 2023, having received notice from the Feb 3 requesting repayment of its February Debenture, the Company paid the Feb 3 Investor $213,879, including interest and the prepayment premium. After such payment, the principal due the Feb 3 Investor under its debenture was reduced from $300,000 to $100,000.

February 2023 Equity Purchase Agreement

On February 3, 2023, the Company entered into an equity purchase agreement (the “ELOC”) and registration rights agreement (the “ELOC RRA”) with the Feb 3 Investor pursuant to which the Company has the right, but not the obligation, to direct the Feb 3 Investor to purchase up to $10.0 million (the “Maximum Commitment Amount”) of shares of Common Stock, in multiple tranches. Further, under the ELOC and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit notices to the Feb 3 Investor to purchase shares of Common Stock (i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.

Also on February 3, 2023, the Company issued to the Feb 3 Investor 7,500 shares of Common Stock for its commitment to enter into the ELOC.

The obligation of the Feb 3 Investor to purchase shares of Common Stock pursuant to the ELOC ends on the earlier of (i) the date on which the purchases under the ELOC equal the Maximum Commitment Amount, (ii) 24 months after the date of the ELOC (February 3, 2025), (iii) written notice of termination by the Company, (iv) the date that the ELOC RRA is no longer effective after its initial effective date, or (v) the date that the Company commences a voluntary case or any person or entity commences a proceeding against the Company pursuant to or within the meaning of federal or state bankruptcy law, a custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the price that Feb 3 Investor will pay to purchase the shares of Common Stock that it is obligated to purchase under the ELOC shall be 97% of the “market price,” which is defined as the lesser of (i) the lowest closing price of our Common Stock during the 7 trading day-period following the clearance date associated with the applicable put notice from the Company or (ii) the lowest closing bid price of the Common Stock on the principal trading market for the Common Stock (currently, the Nasdaq Capital Market) on the trading day immediately preceding a put date.

Wisconsin Fertility Institute Acquisition

On March 16, 2023, INVO, through Wood Violet Fertility LLC, a Delaware limited liability company (“Wood Violet”) and wholly owned subsidiary of INVO Centers LLC, a Delaware company wholly-owned by INVO, entered into binding purchase agreements to acquire Wisconsin Fertility Institute (“Wisconsin Fertility”) for a combined purchase price of $10 million.

The purchase price is payable in four installments of $2.5 million each (which payments may be offset by assumption of certain Wisconsin Fertility liabilities, payable at closing and on each of the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $125.00, $181.80, and $285.80, for the second, third, and final installments, respectively.

Wisconsin Fertility is comprised of (a) a medical practice, Wisconsin Fertility and Reproductive Surgery Associates, S.C., a Wisconsin professional service corporation d/b/a Wisconsin Fertility Institute (“WFRSA”), and (b) a laboratory services company, Fertility Labs of Wisconsin, LLC, a Wisconsin limited liability company (“FLOW”). WFRSA owns, operates and manages the Clinic’s fertility practice that provides direct treatment to patients focused on fertility, gynecology and obstetrics care and surgical procedures, and employs physicians and other healthcare providers to deliver such services and procedures. FLOW provides WFRSA with related laboratory services.

March 2023 Registered Direct Offering

On March 23, 2023, INVO entered into a securities purchase agreement (the “March Purchase Agreement”) with a certain institutional investor, pursuant to which the Company agreed to issue and sell to such investor (i) in a registered direct offering, 69,000 shares (the “March Shares”) of Common Stock, and pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 115,000 shares of Common Stock, at an exercise price of $0.20 per share, and (ii) in a concurrent private placement, common stock purchase warrants (the “March Warrants”), exercisable for an aggregate of up to 276,000 shares of Common Stock, at an exercise price of $12.60 per share. The securities to be issued in the registered direct offering (priced at the marked under Nasdaq rules) were offered pursuant to the Company’s shelf registration statement on Form S-3 (File 333-255096) (the “Shelf Registration Statement”), initially filed by the Company with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), on April 7, 2021 and declared effective on April 16, 2021. The Pre-Funded Warrants are exercisable upon issuance and will remain exercisable until all of the Pre-Funded Warrants are exercised in full.

The March Warrants (and the shares of Common Stock issuable upon the exercise of the Private Warrants) were not registered under the Securities Act and were offered pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder. The March Warrants are immediately exercisable upon issuance, will expire eight years from the date of issuance, and in certain circumstances may be exercised on a cashless basis.

On March 27, 2023, the Company closed the offering, raising gross proceeds of approximately $3 million before deducting placement agent fees and other offering expenses payable by the Company. In the event that all March Warrants are exercised for cash, the Company would receive additional gross proceeds of approximately $3.5 million. Under the March Purchase Agreement, the Company may use a portion of the net proceeds of the offering to (a) repay February Debentures, and (b) to pay the down payment for Wisconsin Fertility acquisition. The remainder of the net proceeds will be used for working capital, capital expenditures, and other general corporate purposes.

Under the March Purchase Agreement, the Company is required within 30 days of the closing date of the offering to file a registration statement on Form S-1 (the “Resale Registration Statement”) registering the resale of the shares of Common Stock issuable upon the exercise of the March Warrants. The Company is required to use commercially reasonable efforts to cause such registration to become effective within 75 days of the closing date of the offering (or 120 days if the registration statement is subject to a full-review by the SEC), and to keep such registration statement effective at all times until no March Warrants remain outstanding.

In addition, pursuant to certain “lock-up” agreements, our officers and directors have agreed, for a period of 180 days from the date of the offering, not to engage in any of the following, whether directly or indirectly, without the consent of the March Purchase Agreement investor: offer to sell, sell, contract to sell pledge, grant, lend, or otherwise transfer or dispose of our common stock or any securities convertible into or exercisable or exchangeable for Common Stock (the “Lock-Up Securities”); enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Securities; make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any Lock-Up Securities; enter into any transaction, swap, hedge, or other arrangement relating to any Lock-Up Securities subject to customary exceptions; or publicly disclose the intention to do any of the foregoing.

Stock Incentive Plan Issuances

During the first quarter of 2023, the Company issued 9,287 shares of common stock to employees and consultants under the 2019 Stock Incentive Plan.

Reverse Stock Split

Subsequent to year end the Company effected a 1-for-20 reverse stock split of its outstanding common stock, please see Note 11 for more details.

On July 11, 2023, the Company issued 16,250 shares of common stock in consideration of a settlement with an unrelated third party.